Note 2 - Plan of Arrangement (Details Textual) - CAD ($)				12 Months Ended
	Nov. 25, 2015	Aug. 14, 2015	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Total number of shares issued	407,997	43,888,992
Reclassification adjustments on available-for-sale financial assets, net of tax			$ 162,812			$ 162,812
Reduction of issued capital			11,828,963
Fair value of transferred financial assets that are not derecognised in their entirety			8,777,799
Cash paid for spin-off			3,000,000			$ 3,000,000
Net contributions from spin-off assets			$ 51,164
Weighted average share price	$ 0.67	$ 0.20
New Almaden common shares issued for the exchange of old Almaden common shares [member]
Statement Line Items [Line Items]
Total number of shares issued			1
New Almadex common shares issued for the exchange of old Almaden common shares [member]
Statement Line Items [Line Items]
Total number of shares issued			0.6